SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

11.SHAREHOLDERS’ EQUITY

Share Repurchase Program

In March 2022, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$150 million of its American depositary shares (“ADSs”) over the following 12 months. In March 2023, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$150 million of its shares (including in the form of ADSs) over the following 12 months. In March 2024, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$200 million of its shares (including in the form of ADSs) over the following 12 months. In August 2024, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$150 million of its shares (including in the form of ADSs) over the following 12 months.

The Company repurchased 17,645,098, 3,530,912 and 32,473,978 Class A ordinary shares on the open market for approximately US$131.2 million (RMB918.9 million), US$26.0 million (RMB184.7 million) and US$228.8 million (RMB1,633.0 million) during the years ended December 31, 2022, 2023 and 2024, respectively. The repurchased ordinary shares were accounted for using the cost method and recorded as treasury shares as a component of the shareholders’ equity.

Dividend

On November 14, 2023, the board of directors of the Company approved a special cash dividend of US$0.09 per ordinary share or US$0.18 per ADS. The aggregate amount of the special dividend was approximately US$79.2 million, which was fully paid in December 2023. Dividends are recognized when declared.

No dividend was declared during the years ended December 31, 2022 and 2024.